Note 5 - Note Payable (Details) - USD ($)		1 Months Ended			2 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2018	Aug. 31, 2018	Feb. 23, 2018	Aug. 31, 2016	Feb. 28, 2017	Nov. 30, 2016	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 12, 2017	Feb. 22, 2017	Nov. 10, 2016	Feb. 08, 2016	Jun. 08, 2015
Debt Instrument, Convertible, Conversion Price													$ 0.30
Debt Conversion, Converted Instrument, Shares Issued										18,563,885
Stock Issued During Period, value, Other													$ 640,962
Allocated Share-based Compensation Expense												$ 1,800,000	1,300,000
Prepaid expenses							$ 1,956,734			$ 856,494		1,956,734	166,378
Interest
Debt Conversion, Converted Instrument, Amount										170,971
Principal
Debt Conversion, Converted Instrument, Amount										$ 4,470,000
Convertible Promissory Note
Debt Instrument, Face Amount							$ 8,235,500	$ 8,235,500			$ 8,235,500	$ 8,235,500
Debt Instrument, Convertible, Conversion Price							$ 0.25	$ 0.25			$ 0.25	$ 0.25
Debt Instrument, Convertible, Terms of Conversion Feature											The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.	The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.
Debt Conversion, Converted Instrument, Amount												$ 300,000
Private Placement of 6% Convertible Promissory Notes
Debt Instrument, Face Amount								$ 3,085,000			$ 3,085,000			$ 3,085,000
Debt Instrument, Convertible, Conversion Price								$ 0.65			$ 0.65			$ 0.65
Short Term Promissory Note 1
Debt Instrument, Face Amount					$ 192,500		$ 192,500					$ 192,500	$ 965,500		$ 1,034,500
Debt Instrument, Convertible, Conversion Price							$ 0.20					$ 0.20
Debt Conversion, Converted Instrument, Amount												$ 192,500
Class of Warrant, Outstanding													3,862,000
Warrant
Debt Instrument, Face Amount							$ 8,235,500					$ 8,235,500
Class of Warrant, Outstanding							16,464,000	16,464,000		16,464,000	16,464,000	16,464,000
Investment Warrants, Exercise Price										$ 0.01	$ 0.65	$ 0.65
Common Stock
Debt Conversion, Converted Instrument, Shares Issued												15,231,828
Stock Issued During Period, value, Other													$ 199
Stock Issued During Period, Shares, Other													1,991,943
Common Stock | Convertible Promissory Note
Debt Instrument, Convertible, Conversion Price							$ 0.25	$ 0.25			$ 0.25	$ 0.25
Debt Conversion, Converted Instrument, Shares Issued							12,603,560	1,889,048				1,889,048
Pacific Leaf Ventures Lp
Debt Instrument, Face Amount																				$ 1,750,000
Debt Instrument, Convertible, Conversion Price							$ 0.25					$ 0.25								$ 0.50
Debt Instrument, Interest Rate, Stated Percentage																				6.00%
Debt Instrument, Maturity Date										Nov. 30, 2018		May 12, 2020
Long-term Debt, Gross																			$ 1,750,000
Debt Instrument, Convertible, Terms of Conversion Feature												Per the terms of the amended agreement, Pacific Leaf may make up to $1.0 million in additional advances to the Company under the Amended Note bringing the total in the aggregate to $2.75 million. The note is convertible at the option of the holder into common shares at a conversion price of $0.25, subject to anti-dilution adjustments.
Debt Instrument, Payment Terms												Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN
Royalty Agreement Amended Terms									In connection with the Amended Note, the Company also entered into the Amended and Restated Royalty Agreement with Pacific Leaf dated and effective as of February 8, 2016. Per the terms of the Amended Royalty Agreement, the royalty rate at any time shall equal to the sum of (i) 9.1%, and (ii) the percentage calculated by dividing the amount advanced in excess of $1.75 million by $1.0 million, multiplied by the gross revenues of GBSN. On the earlier of (i) the seventh anniversary of the royalty payment date, or (ii) the date that all amounts outstanding under the Amended Note have been paid in full, the royalty rate shall be reduced by 50%
Class of Warrant, Outstanding							1,500,000					1,500,000
Investment Warrants, Exercise Price				$ 0.36
Debt instrument payment	$ 1,500,000		$ 1,269,818
Restricted common stock issued	1,500,000
Accrued royalties	$ 1,500,000		269,818
Other expense			250,000							$ 3,045,925		$ 510,000
Prepaid expenses			750,000
Value of restricted common stock issued			$ 1,040,000
Notes payable description			The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.
Royalty Expense										1,530,000		269,818
Royalty Buyout Payment												$ 2,309,818
Pacific Leaf Ventures Lp | Short Term Promissory Note 6
Debt Instrument, Face Amount																	$ 413,085
Debt Instrument, Convertible, Conversion Price																	$ 0.25
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Long-term Debt, Gross																	$ 20,000
Debt Conversion, Converted Instrument, Amount					$ 413,083
Pacific Leaf Ventures Lp | Short Term Promissory Note 6 | Interest
Debt Instrument, Face Amount																	95,145
Pacific Leaf Ventures Lp | Short Term Promissory Note 6 | Principal
Debt Instrument, Face Amount																	$ 317,938
Pacific Leaf Ventures Lp | Short Term Promissory Note 5
Debt Instrument, Face Amount																		$ 1,776,750
Debt Instrument, Convertible, Conversion Price																		$ 0.25
Debt Instrument, Interest Rate, Stated Percentage							6.00%					6.00%
Debt Conversion, Converted Instrument, Amount						$ 1,776,750
Pacific Leaf Ventures Lp | Convertible Promissory Note
Debt Instrument, Convertible, Terms of Conversion Feature												The Second Amendment eliminates Pacific Leaf's option to purchase up to a 20% membership interest in GBSN and reduces Pacific Leaf's existing royalty rate to 16.4% of the gross sales revenue of GBSN. It also caps maximum aggregate royalty payments to be made to Pacific Leaf at $2,420,000 with respect to any calendar year
Pacific Leaf Ventures Lp | Short Term Promissory Note 4
Debt Instrument, Face Amount							$ 500,000			$ 500,000		$ 500,000
Debt Instrument, Convertible, Conversion Price							$ 0.25					$ 0.25
Debt Instrument, Interest Rate, Stated Percentage							6.00%			6.00%		6.00%
Debt Conversion, Converted Instrument, Amount												$ 500,000
Pacific Leaf Ventures Lp | Short Term Promissory Note 7
Debt Instrument, Face Amount							$ 184,805					$ 184,805
Debt Instrument, Convertible, Conversion Price																$ 0.25
Debt Instrument, Interest Rate, Stated Percentage							6.00%					6.00%
Pacific Leaf Ventures Lp | Short Term Promissory Note 7 | Interest
Debt Instrument, Face Amount							$ 30,000					$ 30,000
Pacific Leaf Ventures Lp | Short Term Promissory Note 7 | Principal
Debt Instrument, Face Amount							$ 154,805					154,805
Pacific Leaf Ventures Lp | Cash Payment 1
Other expense												250,000
Royalty Expense		$ 1,500,000										269,818
Royalty Buyout Payment		$ 1,000,000										$ 1,269,818
Pacific Leaf Ventures Lp | Warrant
Allocated Share-based Compensation Expense				$ 9,000
Pacific Leaf Ventures Lp | Common Stock
Stock Issued During Period, value, Other										$ 1,000,000
Stock Issued During Period, Shares, Other				1,000,000						100,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 6
Debt Conversion, Converted Instrument, Shares Issued					1,652,332
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 5
Debt Conversion, Converted Instrument, Shares Issued						7,107,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 4
Debt Conversion, Converted Instrument, Shares Issued												2,000,000
Pacific Leaf Ventures Lp | Common Stock | Short Term Promissory Note 7
Debt Conversion, Converted Instrument, Shares Issued												739,220
Edibles Production Agreement | Credit Line Promissory Note
Debt Instrument, Payment Terms												Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.